ROPES & GRAY LLP
1211 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-8704
WWW.ROPESGRAY.COM

May 27, 2021	Matthew C. Micklavzina
T +1 212 841 8849
matthew.micklavzina@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MassMutual Access℠ Private Equity Fund Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of MassMutual Access℠ Private Equity Fund, a Delaware statutory trust (the “Fund”). The Fund has filed via EDGAR a Notification of Registration on Form N-8A in conjunction with this filing.

Pursuant to Section 6 of the 1933 Act, we have calculated the Registration Fees and have wired such fees in the amount of $109.10 to the Securities and Exchange Commission.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 841-8849.

Very truly yours,

/s/ Matthew C. Micklavzina
Matthew C. Micklavzina

cc:	Jill Nareau Robert
Andrew M. Goldberg
Elizabeth J. Reza
Gregory C. Davis